HELD FOR SALE AND DISCONTINUED OPERATIONS - Summary profit/(loss) and other comprehensive income relating to Russia operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Total operating revenues	$ 3,755		$ 3,850	[1]	$ 3,482	[1]
Profit / (loss) before tax	802		464	[1],[2]	373	[1],[2]
Income tax benefit / (expense)	69		344	[1]	279	[1]
(Loss) / profit for the period	(9)	[3],[4]	801	[1]	(316)	[1]
Other comprehensive income / (loss) for the period, net of tax	105	[4]	(203)		(541)
Total comprehensive income / (loss)	96	[3],[4]	598		(857)
Assets and liabilities classified as held for sale | Russia
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Total operating revenues	4,277		3,943		3,811
Operating expenses	(3,993)		(3,424)		(4,123)
Other expenses	(424)		(76)		(143)
Profit / (loss) before tax	(140)		443		(455)
Income tax benefit / (expense)	(24)		87		(34)
(Loss) / profit for the period	(164)		530		(489)
Other comprehensive income / (loss) for the period, net of tax	(29)		(10)		(478)
Total comprehensive income / (loss)	(193)		$ 520		$ (967)
Impairment	$ 445

[1]	*Prior year comparatives for the years ended December 31, 2021 and 2020 are adjusted following the classification of Russia as a discontinued operation (see Note 10).
[2]	* Prior year comparatives for the years ended December 31, 2021 and 2020 are adjusted following the classification of Russia as a discontinued operation (see note 10)
[3]	**Refer to Note 24 for further details with respect to the restatement.
[4]	*Refer to Note 24 for further details with respect to the restatement.